EARNINGS (LOSS) PER SHARE (EPS)	12 Months Ended
Dec. 31, 2021
EARNINGS (LOSS) PER SHARE (EPS)
EARNINGS (LOSS) PER SHARE (EPS)

NOTE 25 — EARNINGS (LOSS) PER SHARE (EPS)

The following tables reconcile net income to the amounts used to calculate basic and diluted earnings per share.

Basic

	2021
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	5,198,011	10,296,100	15,494,111

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,132,865,567

Earnings per share (in R$) — Basic	9.09	9.09

	2020
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	795,617	1,570,146	2,365,763

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,128,700,478

Earnings per share (in R$) — Basic	1.39	1.39

	2019
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	405,607	798,129	1,203,736

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,125,408,180

Earnings per share (in R$) — Basic	0.71	0.71

Diluted

	2021	2020	2019
Diluted numerator
Allocated net income available to Common and Preferred shareholders
Net income allocated to preferred shareholders	10,296,100	1,570,146	798,129
Add:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	26,192	5,524	2,884
	10,322,292	1,575,670	801,013
Net income allocated to common shareholders	5,198,011	795,617	405,607
Less:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	(26,192)	(4,782)	(2,884)
	5,171,819	790,835	402,723
Diluted denominator
Weighted - average number of shares outstanding
Common Shares	571,929,945	571,929,945	571,929,945
Preferred Shares
Weighted-average number of preferred shares outstanding	1,132,865,567	1,128,700,478	1,125,408,180
Potential increase in number of preferred shares outstanding in respect of long-term incentive plan of Gerdau	8,633,716	10,821,083	12,157,614
Total	1,141,499,283	1,139,521,561	1,137,565,794

Earnings per share — Diluted (Common and Preferred Shares)	9.04	1.38	0.70